Treasury Risk Management - Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - Derivative financial liabilities [Member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of recognised financial liabilities	€ 637	€ 505
Gross amounts of recognised financial liabilities set off in the balance sheet	(103)	(174)
Net amounts of financial liabilities presented in the balance sheet	534	331
Financial instruments	(108)	(147)
Cash collateral pledged	0	0
Net amount	€ 426	€ 184